PROPERTY, EQUIPMENT AND DEPOSITS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND DEPOSITS
Less: Accumulated depreciation	$ (11,356,857)	$ (3,638,874)	$ (1,921,293)
Total property and equipment, net	19,327,658	13,626,562	3,696,877
Vehicle deposits	95,226	6,735,549	3,947,834
Property, equipment and deposits, net	19,422,884	20,362,111	7,644,711
Rental vehicles
PROPERTY, EQUIPMENT AND DEPOSITS
Total property and equipment, gross	28,950,519	16,324,134	4,800,937
Furniture and fixtures
PROPERTY, EQUIPMENT AND DEPOSITS
Total property and equipment, gross	865,753	376,507	383,937
Leasehold improvements
PROPERTY, EQUIPMENT AND DEPOSITS
Total property and equipment, gross	$ 868,243	$ 564,795	$ 433,296